                                              Supplement to Prospectus Dated May 1, 2003
                                                    Supplement dated June 13, 2003

This Supplement  should be retained with the current  Prospectus for your variable  annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If  you  do  not  have  a  current  Prospectus,  please  contact  American  Skandia  at
1-800-766-4530.

                                                   PORTFOLIO/SUB-ACCOUNT NAME CHANGE

Evergreen VA International Growth Portfolio/Sub-account

Effective June 13, 2003, the Evergreen VA International  Growth  portfolio will change its name to Evergreen VA  International  Equity.
All references in the Prospectus to Evergreen VA International Growth are deleted and replaced with Evergreen VA International Equity.

FUSI AS2/ FUSI XT/ FUSI XT-FOUR                                                                     FSII/ FSXT/FSASL/ FSASL2/ FSXT4
FUSI ASL/ FUSI ASL II - SUPP (06/13/2003)